Principal Accounting Policies (Narrative - Goodwill, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue Recognition
Minimum maturity period for yield enhancement products	3 months	3 months
Maximum maturity period for yield enhancement products	2 years	2 years
Maximum maturity period for new yield enhancement products	1 year	1 year
Yield enhancement products purchased by the Group, current portion	$ 62,905				¥ 407,487
Yield enhancement products purchased by the Group, non-current portion	46,353				300,267
Interest revenue		¥ 8,740
Yield enhancement products held by the individual investors, current portion	90,949				589,151
Interest cost		8,082
Liabilities recorded related to membership points and cash rewards	$ 5,346		¥ 14,764		34,633
Cost of Revenues
Losses of committed tour reservations		17,780	4,134	¥ 6,682
Advertising Expenses
Advertising expense		899,015	379,205	¥ 103,142
Leases
Deferred rent ,current liabilities			4,244		16,741
Deferred rent ,non-current liabilities			¥ 22,278		¥ 18,035
Goodwill
Impairment loss		¥ 0
2008 Plan [Member]
Share-based compensation [Line Items]
Award service period	4 years	4 years
Terminate period prior to the occurrence of an exercisable event	3 months	3 months